SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Employees Benefit Costs) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Payroll (without payment to related parties) | ₪		₪ 25,500	₪ 21,148	₪ 21,131
Employees benefit costs | ₪		₪ 25,500	₪ 21,148	₪ 21,131
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Payroll (without payment to related parties) | $	$ 7,378
Employees benefit costs | $	$ 7,378